GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2021
Segments, Geographical Areas [Abstract]
GEOGRAPHIC INFORMATION
2 2 .	GEOGRAPHIC INFORMATION
The following table presents revenue by geographic area, the Greater China and all other countries, based on the geographic location of its websites for the year ended December 31, 2019, 2020 and 2021. No revenue result from an individual country other than the Greater China accounted for more than 10% of revenue for the presented years.

	2019	2020	2021

	RMB (in millions)
Total Revenue
The Greater China	31,256	17,019	18,423
Others	4,460	1,308	1,606

	35,716	18,327	20,029